Cover Page	Mar. 03, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001633336
Entity Registrant Name	Crescent Capital BDC, Inc.
Securities Act File Number	814-01132
Entity Tax Identification Number	47-3162282
Entity Incorporation, State or Country Code	MD
Document Period End Date	Mar. 03, 2026
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	235-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CCAP
Security Exchange Name	NASDAQ
Deferrable Notes [Member]
Document Information [Line Items]
Title of 12(b) Security	5.00% Notes due 2026
Trading Symbol	FCRX
Security Exchange Name	NYSE